Segment and Geographic Information - Summary of Property and Equipment, Net by Geographic Location (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Mar. 31, 2017
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment, net	$ 69,663	$ 32,009
United States [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment, net	45,378	14,904
United Kingdom [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment, net	14,033	9,007
South Africa [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment, net	5,290	3,815
Australia [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment, net	4,177	3,867
Other [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment, net	$ 785	$ 416